Proskauer rose LLP

Eleven Times Square

New York, New York 10036

November 3, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Frank Buda

Re:	BNY Mellon Absolute Insight Funds, Inc. (811-23036)

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of BNY Mellon Absolute Insight Funds, Inc. (the "Registrant"), transmitted herewith is the Registrant's registration statement on Form N-14 (the "Registration Statement"). The Registration Statement contains a Prospectus/Proxy Statement (the "Prospectus/Proxy Statement"), seeking the approval of shareholders of Insight Investment Grade Bond Fund (the "Fund"), a series of FundVantage Trust (the "Trust"), of an Agreement and Plan of Reorganization to allow the Fund to transfer its assets in a tax-free reorganization to BNY Mellon Insight Core Plus Fund (the "Successor Fund"), a series of the Registrant, in exchange solely for Class Y shares of the Successor Fund and the assumption by the Successor Fund of the Fund's stated liabilities (the "Reorganization"). Fund shareholders will receive a number of Class Y shares (or fractions thereof) of the Successor Fund equal in value to the aggregate net asset value of the shareholder's investment in the Fund as of the closing date of the Reorganization.

The Successor Fund has been established solely for the purpose of effecting the Reorganization, and will carry on the business of the Fund and inherit the Fund's performance and financial records. Insight North America LLC ("Insight") will be engaged by The Dreyfus Corporation ("Dreyfus"), the Successor Fund's investment adviser, to be the Successor Fund's sub-investment adviser. Insight is part of the group of affiliated companies providing investment advisory services under the brand "Insight Investment," which includes Cutwater Investor Services Corp. ("CISC"), an affiliate of Dreyfus. Insight Investment, through CISC, currently serves as the Fund's investment adviser.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. The Registrant will file a Post-Effective Amendment that will include a copy of the final tax opinion.

An amendment to the Registrant's Registration Statement on Form N-1A was filed on September 15, 2017 pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "Securities Act"), for the purposes of registering shares of the Successor Fund. It is anticipated that a subsequent amendment to the Registration Statement on Form N-1A will be filed pursuant to Rule 485(b) under the Securities Act on or about November 28, 2017. The Fund and the Successor Fund are each an open-end investment company.

The Trust intends to mail the Prospectus/Proxy Statement in December 2017 to the Fund's shareholders of record as of the close of business on December 4, 2017. A special meeting of shareholders is scheduled to be held at the offices of BNY Mellon Investment Servicing (US) Inc. on Thursday, January 25, 2017 to vote on the Agreement and Plan of Reorganization. No other business is expected to be presented at the meeting. If the Reorganization is approved, it currently is expected to be consummated on or about February 2, 2018.

The Fund has been determined to be the accounting survivor of the Reorganization. This determination was made in consultation with the funds' independent registered public accounting firm and counsel to the funds and to the independent board members of the funds.

Please telephone the undersigned at 212.969.3371, or David Stephens of this office at 212.969.3357, if you have any questions.

Very truly yours,

/s/ Kirk Anderson
Kirk Anderson